Fixed Assets and Assets Held for Sale (Tables)	6 Months Ended
Jun. 30, 2024
Fixed Assets And Assets Held For Sale
Fixed Assets and Assets Held for Sale - Vessels, net (Table)

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2024	$2,769,298	$(277,382)	$2,491,916
Vessel acquisitions	1,150,782	—	1,150,782
Vessel disposals	(311,021)	73,607	(237,414)
Improvements	247	—	247
Depreciation for the year	—	(45,760)	(45,760)
Balance as at June 30, 2024	$3,609,306	(249,535)	3,359,771

Fixed Assets And Assets Held for Sale - Vessel acquisitions (Table)

Vessel	Delivery Date	Consideration	Debt (Note 7)	Umbrella Seller’s Credit (Note 7)	Advances paid to CMTC in December 2023	Cash paid to CMTC on the delivery date
Axios II	January 2, 2024	$314,000	$190,000	$92,600	$31,400	$—
Assos	May 31, 2024	277,000	240,000	—	27,700	9,300
Aktoras	June 5, 2024	311,000	240,000	39,900	31,100	—
Apostolos	June 28, 2024	302,000	192,000	2,264	30,200	77,536
Total		$1,204,000	$862,000	$134,764	$120,400	$86,836

Fixed Assets and Assets Held for Sale - Disposals (Table)

Vessel	MOA date	MOA Price	Delivery Date
M/V Akadimos	January 31, 2024	$80,000	March 8, 2024
M/V Seattle Express	February 14, 2024	13,200	April 26, 2024
M/V Fos Express	February 14, 2024	13,200	May 3, 2024
M/V Athenian	March 1, 2024	51,000	April 22, 2024
M/V Athos	March 1, 2024	51,000	April 22, 2024
M/V Aristomenis	March 1, 2024	51,000	May 3, 2024
Total		$259,400

Fixed Assets and Assets Held for Sale - Gain on Sale of vessels (Table)

Vessel	Sale price	Carrying value on sale	Other sale expenses	Gain on sale
M/V Akadimos	$80,000	$(62,030)	$(1,560)	$16,410
M/V Seattle Express	13,200	(12,939)	(269)	(8)
M/V Fos Express	13,200	(12,931)	(284)	(15)
M/V Athenian	51,000	(44,833)	(1,029)	5,138
M/V Athos	51,000	(44,760)	(1,029)	5,211
M/V Aristomenis	51,000	(45,105)	(1,029)	4,866
Total	$259,400	$(222,598)	$(5,200)	$31,602

Fixed Assets and Assets Held for Sale - vessels under construction cost (Table)
Vessels under construction cost
Balance as at January 1, 2024	$140,369
Advances for vessels under construction	184,409
Balance as at June 30, 2024	$324,778

Fixed Assets and Assets Held for Sale - Advances for vessels under construction - related party (Table)
Advances for vessels under construction-related party
Balance as at January 1, 2024	$174,400
Transfer to vessels, net	(120,400)
Balance as at June 30, 2024	$54,000

Fixed Assets and Assets Held for Sale - Assets held for sale (Table)
Assets held for sale
Balance as at January 1, 2024	$14,394
Disposal of vessel	(14,394)
Balance as at June 30, 2024	$—